Annual Operating Expenses {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-15 - Fidelity Advisor® Floating Rate High Income Fund	Dec. 30, 2022
Fidelity Advisor Floating Rate High Income Fund-Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual operating expenses	0.97%
Fidelity Advisor Floating Rate High Income Fund-Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual operating expenses	0.97%
Fidelity Advisor Floating Rate High Income Fund-Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual operating expenses	1.72%
Fidelity Advisor Floating Rate High Income - Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.72%
Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.62%